Employee benefits	12 Months Ended
Dec. 31, 2018
Employee benefits
Employee benefits

22.   Employee benefits

22.1.      Defined benefits plans

The Company guarantees coverage of healthcare costs for former employees who retired by 2003 (until 1998 for former employees of Ripasa, current Limeira unit), as well as their spouses for life and dependents while they are minors.

For other group of former employees, who exceptionally, according to the Company’s criteria and resolution or according with rights related to the compliance with pertinent legislation, the Company ensures the healthcare program.

The Company offers life insurance benefit provided to retirees.

22.2.      Key actuarial economic and biometric assumptions used in the calculations of liability

	12/31/2018	12/31/2017
Discount rate - health plan	4.91% p.a	5.39% p.a
Discount rate - life insurance	4.91% p.a	5.39% p.a
Medical cost growth rate above basic inflation	3.25% p.a	3.25% p.a
Economic inflation	4.00% p.a	4.40% p.a
Biometric table of general mortality	AT-2000	AT-2000
Biometric table of mortality of disabled persons	IAPB 57	IAPB 57

On December 31, 2018, the sensitivity of the balance of actuarial liabilities to the changes in the main assumptions used, considering that all others remain unchanged, is as follows:

	Change	Increase in liability	Decrease in liabiliy

Discount rate	0.50%	Decrease of 5.67%	Increase of 6.25%
Medical cost growth rate	0.50%	Increase of 6.41%	Decrease of 5.86%
Mortality	1 year	Increase of 0.47%	Decrease of 2.27%

22.3.      Changes in actuarial liabilities

Opening balance on December 31, 2016	339,009
Interest on actuarial liability	38,022
Actuarial gain	(4,173)
Benefits paid in the year	(21,595)
Balance at December 31, 2017	351,263
Interest on actuarial liability	35,920
Actuarial loss	69,305
Benefits paid in the year	(26,061)
Closing balance on December 31, 2018	430,427